2. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies Tables
Property and Equipment
Motor vehicles	5 Years
Leasehold improvements	shorter of 3 Years or Lease Term
Office equipment	4 Years
Communication equipment	4 Years
Software	4 Years